Accounts Receivable, Net - Schedule of Accounts Receivable and Allowance for Doubtful Accounts (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Receivables [Abstract]
Notes receivable	¥ 263,840	$ 37,160	¥ 130,830